Segment Reporting - Schedule of Geographic Information (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Geographic Information [Line Items]
Total long-live assets	$ 21,845,805	$ 20,611,880
Japan [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	13,585,866	13,932,880
Hong Kong [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	1,622,387	1,716,744
The United States [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	3,923,735	4,353,220
Other overseas countries [Member]
Schedule of Geographic Information [Line Items]
Total long-live assets	$ 2,713,818	$ 609,037